CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of share capital, reserves and other equity interest [Abstract]
Schedule of cash dividends paid
Cash dividends paid are as follows for each of the years in the three-year period ended December 31, 2019:

Declared Date	Paid date	Per common share amount	Shareholder record date	Common shares issued and outstanding	Aggregate payment (1)
March 8, 2017	March 31, 2017	$0.14	March 21, 2017	59,110,335	$8,316
May 8, 2017	June 30, 2017	$0.14	June 15, 2017	59,169,710	$8,365
August 10, 2017	September 29, 2017	$0.14	September 15, 2017	59,036,310	$8,150
November 10, 2017	December 29, 2017	$0.14	December 15, 2017	58,799,910	$8,368
March 7, 2018	March 30, 2018	$0.14	March 20, 2018	58,807,410	$8,333
May 9, 2018	June 29, 2018	$0.14	June 15, 2018	58,817,410	$8,140
August 10, 2018	September 28, 2018	$0.14	September 14, 2018	58,817,410	$8,214
November 7, 2018	December 28, 2018	$0.14	December 14, 2018	58,867,410	$8,089
March 12, 2019	March 29, 2019	$0.14	March 22, 2019	58,665,310	$8,189
May 8, 2019	June 28, 2019	$0.14	June 14, 2019	58,877,185	$8,352
August 7, 2019	September 30, 2019	$0.1475	September 16, 2019	58,877,185	$8,709
November 8, 2019	December 30, 2019	$0.1475	December 16, 2019	58,939,685	$8,742

(1)	Aggregate dividend payment amounts presented in the table above are adjusted for the impact of foreign exchange rates on cash payments to shareholders.

Schedule of share repurchases
Information regarding share repurchases during the year ended December 31, 2018 is presented in the table below as of:

December 31, 2018
Common shares repurchased	217,100
Average price per common share including commissions	CDN$ 16.02
Carrying value of the common shares repurchased	$1,296
Share repurchase premium (1)	$1,263
Total purchase price including commissions	$2,559

(1)
The excess of the purchase price paid over the carrying value of the common shares repurchased is recorded in deficit in the consolidated balance sheet and in the statement of consolidated changes in equity.

Schedule of changes in number of options outstanding
The changes in number of stock options outstanding were as follows for each of the years in the three-year period ended December 31, 2019:

	2019		2018		2017
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
	CDN$		CDN$		CDN$
Balance, beginning of year	14.59	1,009,793	12.29	834,375	11.38	1,061,250
Granted	17.54	392,986	21.76	242,918	—	—
Exercised	12.34	(359,375)	12.04	(67,500)	8.00	(226,875)
Forfeited	15.85	(32,503)	—	—	—	—
Balance, end of year	16.49	1,010,901	14.59	1,009,793	12.29	834,375

Schedule of stock options outstanding and exercisable
The following table summarizes information about stock options outstanding and exercisable for each of the years in the three-year period ended December 31, 2019:

	Options outstanding			Options exercisable
Range of exercise prices (CDN$)	Number	Weighted average contractual life (years)	Weighted average exercise price	Number	Weighted average exercise price
			CDN$		CDN$
December 31, 2019
$12.04 to $12.55	397,500	3.13	12.30	397,500	12.30
$17.54	370,483	6.62	17.54	—	—
$21.76	242,918	5.61	21.76	80,973	21.76
	1,010,901	5.01	16.49	478,473	13.90

	Options outstanding			Options exercisable
Range of exercise prices (CDN$)	Number	Weighted average contractual life (years)	Weighted average exercise price	Number	Weighted average exercise price
December 31, 2018
$12.04 to $12.14	386,250	2.18	12.05	386,250	12.05
$12.55 to $14.34	380,625	2.88	12.59	380,625	12.59
$21.76	242,918	6.61	21.76	—	—
	1,009,793	3.51	14.59	766,875	12.32
December 31, 2017
$12.04 to $12.14	453,750	2.92	12.05	443,125	12.05
$12.55 to $14.34	380,625	3.88	12.58	278,125	12.60
	834,375	3.36	12.29	721,250	12.26

Schedule of changes in number of other equity instruments outstanding
The following table summarizes information about PSUs for each of the years in the three-year period ended December 31, 2019:

	2019	2018	2017
PSUs granted	291,905	284,571	358,386
Weighted average fair value per PSU granted	$14.28	$17.84	$16.15
PSUs forfeited/cancelled	(23,739)	(16,053)	(7,952)
PSUs added/(cancelled) by performance factor (1)	(401,319)	(2,125)	69,600
PSUs settled	—	(335,465)	(208,800)
Weighted average fair value per PSU settled	$—	$15.87	$18.49
Cash payment on settlement	$—	$5,863	$4,174

(1)	The table below provides further information regarding the PSUs settled included in the table above. The number of PSUs settled reflects the performance adjustments to the Target Shares:

Grant Date	Date Settled	Target Shares	Performance	PSUs settled
June 11, 2014	June 22, 2017	139,200	150%	208,800
March 14, 2015	March 21, 2018	217,860	100%	217,860
May 14, 2015	May 22, 2018	115,480	100%	115,480
May 20, 2015	May 28, 2018	4,250	50%	2,125
March 21, 2016	March 21, 2019	371,158	—%	—
December 20, 2016	December 20, 2019	30,161	—%	—
The following table summarizes information about RSUs for the two-year period ended December 31, 2019:

	2019	2018
RSUs granted	120,197	113,047
Weighted average fair value per RSU granted	$13.74	$16.29
RSUs forfeited	(7,412)	(1,228)
The following table summarizes information about RSUs outstanding as of:

	December 31, 2019	December 31, 2018
RSUs outstanding	224,604	111,819
Weighted average fair value per RSU outstanding	$12.67	$12.18
The following table summarizes information regarding SARs activity for the two-year period ended December 31, 2018:

	2018	2017
SARs exercised (1)	147,500	13,250
Cash payments on exercise	$1,481	$155

(1)     Base price of SARs exercised was CDN$7.56.

The following table summarizes information about DSUs for the three-year period ended December 31, 2019:

	2019	2018	2017
DSUs granted	72,434	69,234	48,179
Weighted average fair value per DSU granted	$13.83	$14.75	$17.79
DSUs settled	—	37,668	—
Weighted average fair value per DSU settled	$—	$14.50	$—
Cash payments on DSUs settled	$—	$546	$—
The following table summarizes information about DSUs outstanding as of:

	December 31, 2019	December 31, 2018
DSUs outstanding	271,427	198,993
Weighted average fair value per DSU outstanding	$12.67	$12.18
The following table summarizes information about PSUs outstanding as of:

	December 31, 2019	December 31, 2018
PSUs outstanding	901,086	1,034,239
Weighted average fair value per PSU outstanding	$8.09	$9.49

Schedule of assumptions to calculate weighted average fair value of other equity instruments
The weighted average fair value of stock options granted during 2019 and 2018 was $2.21 and $3.65, respectively, and was estimated using the Black-Scholes option pricing model, taking into account the following weighted average assumptions:

	December 31, 2019	December 31, 2018
Expected life	4.9 years	4.8 years
Expected volatility(1)	29.79%	32.09%
Risk-free interest rate	1.44%	2.05%
Expected dividends	4.27%	3.30%
Stock price at grant date	CDN$ 17.54	CDN$ 21.76
Exercise price of awards	CDN$ 17.54	CDN$ 21.76
Foreign exchange rate USD to CDN	1.3380	1.2809

(1)	Expected volatility was calculated by applying a weighted average of the daily closing price on the TSX for a term commensurate with the expected life of the grant.
The weighted average fair value of PSUs granted subsequent to December 31, 2017 was based 50% on the VWAP of the Company's common shares on the TSX for the five trading days preceding the grant date which were CDN$18.31 and CDN$21.22 at December 31, 2019 and 2018, respectively, and 50% based on a Monte Carlo simulation model implemented in a risk-neutral framework considering the following assumptions:

	2019	2018
Expected life	3 years	3 years
Expected volatility (1)	25%	30%
US risk-free interest rate	2.36%	2.43%
Canadian risk-free rate	1.60%	1.96%
Expected dividends (2)	CDN$ 0.00	CDN$ 0.00
Performance period starting price (3)	CDN$ 16.36	CDN$ 21.13
Stock price as of estimation date	CDN$ 18.06	CDN$ 20.59
The weighted average fair value of PSUs granted prior to December 31, 2017 was estimated based on a Monte Carlo simulation model implemented in a risk-neutral framework, taking into account the following weighted average assumptions for each of the year ended December 31, 2017:

2017
Expected life	3 years
Expected volatility (1)	34%
US risk-free interest rate	1.57%
Expected dividends (2)	CDN$ 0.00
Performance period starting price (3)	CDN$ 22.26
Stock price as of estimation date	CDN$ 21.94

(1)	Expected volatility was calculated based on the daily dividend adjusted closing price change on the TSX for a term commensurate with the expected life of the grant.

(2)
A participant will receive a cash payment from the Company upon PSU settlement that is equivalent to the number of settled PSUs multiplied by the amount of cash dividends per share declared by the Company between the date of grant and the settlement date. As such, there is no impact from expected future dividends in the Monte Carlo simulation model.

(3)	The performance period starting price is measured as the VWAP for the common shares of the Company on the TSX on the grant dates.

Schedule of performance percentage of awards granted
The number of PSUs granted prior to December 31, 2017 which will be eligible to vest can range from 0% to 150% of the Target Shares ("Target Shares" reflects 100% of the PSUs granted) based on the Company's total shareholder return ("TSR") ranking relative to a specified peer group of companies ("Peer Group") over the measurement period as outlined in the table below:

TSR Ranking Relative to the Peer Group	Percent of Target Shares Vested
76th percentile or higher	150%
51st-75th percentile	100%
25th-50th percentile	50%
Less than the 25th percentile	0%
As amended, the TSR performance adjustment factor is determined as follows (interpolated on a straight-line basis):

TSR Ranking Relative to the Peer Group	Percent of Target Shares Vested
Less than the 25th percentile	0%
25th percentile	50%
50th percentile	100%
75th percentile or above	150%
Based on the Company’s performance adjustment factors as of December 31, 2019, the number of PSUs earned if all of the outstanding awards were to be settled at December 31, 2019, would be as follows:

Grant Date	Performance
March 20, 2017	—%
March 21, 2018	107.2%
March 21, 2019	63.5%
The relative TSR performance adjustment factor is determined as follows:

TSR Ranking Relative to the Peer Group	Percent of Target Shares Vested
90th percentile or higher	200%
75th percentile	150%
50th percentile	100%
25th percentile	50%
Less than the 25th percentile	0%
The ROIC Performance adjustment factor is determined as follows:

ROIC Performance	Percent of Target Shares Vested
1st Tier	0%
2nd Tier	50%
3rd Tier	100%
4th Tier	150%

Schedule of share-based compensation expense and liabilities
The following table summarizes share-based compensation expense (benefit) recorded in earnings in SG&A for the three-year period ended December 31, 2019:

	2019	2018	2017
	$	$	$
Stock options	701	467	167
PSUs	(2,057)	866	2,903
DSUs	914	230	512
RSUs	943	448	—
SARs	—	(97)	(291)
	501	1,914	3,291
The following table summarizes share-based liabilities recorded in the consolidated balance sheets for the years ended:

	December 31, 2019	December 31, 2018
Share-based compensation liabilities, current	$	$
PSUs (1)	1,291	2,563
DSUs (2)	3,457	2,417
RSUs	200	86
	4,948	5,066

Share-based compensation liabilities, non-current
PSUs (1)	3,055	3,764
RSUs	1,192	361
	4,247	4,125

(1)     Includes dividend equivalents accrued on awards.
(2)    Includes dividend equivalent grants.

Schedule of activity in contributed surplus
The activity for the three-year period ended December 31, 2019 in the consolidated changes in equity under the caption contributed surplus is detailed as follows:

	2019	2018	2017
	$	$	$
Change in excess tax benefit on exercised share-based awards	(38)	(7)	(597)
Change in excess tax benefit on outstanding share-based awards	21	(737)	(3,135)
Share-based compensation expense credited to capital on options exercised	(976)	(179)	(495)
Share-based compensation expense
Stock options	701	467	167
DSUs	—	—	(1,935)
PSUs	—	—	(6,060)
	701	467	(7,828)
Change in contributed surplus	(292)	(456)	(12,055)